Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Class A, Class T, and Class C
September 29, 2008
Prospectus

Effective on April 1, 2009, the following underlying funds will be renamed: Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund; Fidelity Small Cap Opportunities Fund will be renamed Fidelity Series Small Cap Opportunities Fund; and Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 40.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

ARW-09-01 April 1, 2009
1.856010.102

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Institutional Class
September 29, 2008
Prospectus

Effective on April 1, 2009, the following underlying funds will be renamed: Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund; Fidelity Small Cap Opportunities Fund will be renamed Fidelity Series Small Cap Opportunities Fund; and Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

ARWI-09-01 April 1, 2009
1.856011.101

Supplement to the
Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM
September 29, 2008
Prospectus

Effective on April 1, 2009, the following underlying funds will be renamed: Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund; Fidelity Small Cap Opportunities Fund will be renamed Fidelity Series Small Cap Opportunities Fund; and Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

RW-09-01 April 1, 2009
1.855566.101

Supplement to the

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM
Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM
Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM
Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM
Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM
Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM
Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective on April 1, 2009, the following underlying funds will be renamed: Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund; Fidelity Small Cap Opportunities Fund will be renamed Fidelity Series Small Cap Opportunities Fund; and Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

RWB-09-01 April 1, 2009
1.894815.100

Supplement to the

Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM
Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM
Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM
Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM
Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM
Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM
Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM

Class A, Class T, Class C, and Institutional Class

Classes of
Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM
Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM
Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM
Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM
Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM
Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM
Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective on April 1, 2009, the following underlying funds will be renamed: Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund; Fidelity Small Cap Opportunities Fund will be renamed Fidelity Series Small Cap Opportunities Fund; and Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 34.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

ARW/ARWIB-09-02 April 1, 2009
1.893759.101